Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 6:- COMMITMENTS AND CONTINGENT LIABILITIES

a.	The Company’s facilities are leased under operating lease agreements for periods ending no later than 2027. The Company also leases motor vehicles under various operating leases, the latest of which expires in 2023.

Future minimum lease payments under operating leases as of December 31, 2020 are as follows:

As of December 31, 2020

2021	1,236
2022	1,181
2023	995
2024	283
2025	283
Thereafter	425

$4,403

As of December 31, 2020, the Company made advance payments on account of car leases in the amount of $75.

Rental and lease expenses for the years ended December 31, 2020, 2019 and 2018 were $1,035, $ 1,027 and $1,073, respectively.

b.	In connection with its research and development programs, through December 31, 2020, the Company received participation payments from the IIA in the aggregate amount of $5,139. In return for IIA’s participation, the Company is committed to pay royalties at a rate of 3% of sales of the developed products, up to 100% of the amount of grants received plus interest at LIBOR rate. Through December 31, 2020, no royalties have been paid or accrued.

c.	On December 22, 2016, the Company received a written demand for a finder’s fee in an amount of $250, in connection with the second financing round that occurred in 2016. In September 2017, a suit was filed against the Company in the Tel-Aviv Magistrates Court in an amount of $250. On April 30, 2020, the Company received the court ruling, which ruled in favor of the Company, discharging the entire claim, and accordingly reversed the related provision.

d.	On January 9, 2020, the Company entered into an agreement for an automatic filling machine for the Company’s manufacturing plant in a total amount of EUR 1,326. The Company paid a pre-payment of EUR 372 and will pay the remaining of the payments during 2021 according to the milestones of the agreement.